Consolidated Statements of Changes in Equity - CAD ($) shares in Millions, $ in Millions	Total	Preferred shares [Member]	Common shares [Member]	Contributed Surplus [Member]	Shareholders' Retained Earnings [Member]	Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member]	Participating Policyholders' Equity [Member]	Non-controlling Interests [Member]
Balance, beginning of year at Dec. 31, 2016		$ 3,577	$ 22,865	$ 284	$ 9,759	$ 5,347	$ 248	$ 743
Change in unrealized foreign exchange gains (losses) of net foreign operations	$ (2,256)					(2,029)
Net income attributed to shareholders	2,104				2,104
Exercise of stock options and deferred share units				(22)
Net income attributed to non-controlling interests	194							194
Net income (loss) attributed to participating policyholders	(36)						(36)
Change in actuarial gains (losses) on pension and other post-employment plans	53					53
Stock option expense				15
Other comprehensive income (loss) attributed to non-controlling interests								(2)
Other comprehensive income attributed to policyholders							9
Change in unrealized gains (losses) on available-for-sale financial securities	601					572
Preferred share dividends					(159)
Issued on exercise of stock options			124
Contributions (distributions), net								(6)
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges	110					123
Common share dividends					(1,621)
Change in real estate revaluation reserve	30					20
Share of other comprehensive income (losses) of associates	1					1
Balance, end of year at Dec. 31, 2017	42,163	3,577	$ 22,989	277	10,083	4,087	221	929
Total shareholders' equity, end of year	41,013
Change in unrealized foreign exchange gains (losses) of net foreign operations	3,078					2,650
Net income attributed to shareholders	4,800				$ 4,800
Exercise of stock options and deferred share units				(10)
Net income attributed to non-controlling interests	214							214
Issued (note 12)		250
Net income (loss) attributed to participating policyholders	(127)						(127)
Change in actuarial gains (losses) on pension and other post-employment plans	(62)					(62)
Common shares repurchased			(269)		(209)
Stock option expense				10
Other comprehensive income (loss) attributed to non-controlling interests								(2)
Issuance costs, net of tax		(5)
Change in unrealized gains (losses) on available-for-sale financial securities	(458)					(443)
Preferred share dividends					$ (168)
Issued on exercise of stock options			$ 59
Acquisition of non-controlling interest				(12)
Contributions (distributions), net								(48)
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges	(34)					(18)
Common share dividends					(1,802)
Issued under dividend reinvestment and share purchase plans			182
Change in real estate revaluation reserve	(1)					(1)
Share of other comprehensive income (losses) of associates	(1)					(1)
Balance, end of year at Dec. 31, 2018	47,151	$ 3,822	$ 22,961	$ 265	$ 12,704	$ 6,212	$ 94	$ 1,093
Total shareholders' equity, end of year	$ 45,964